INVESTMENTS (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Investments Abstract
Capital contribution	R$ 60,060
Owner percentage	50.00%
Capital stock	24.00%
Additional capital contribution	R$ 32,031